Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets - Additional Information (Detail)				1 Months Ended
	Mar. 31, 2020	Jan. 20, 2020	Sep. 01, 2019	Sep. 30, 2020	Aug. 31, 2020
Financial And Capital Markets [Line Items]
PAIS tax rate	30.00%			30.00%
Percentage Of Increase Decrease In Foreign Currency			55.00%
Income tax withholding tax rate				35.00%
Debt restructuring percentage					99.01%
Lecaps [Member]
Financial And Capital Markets [Line Items]
Percentage Of Stock Swapped		60.00%